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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number:   811-22004

ING Asia Pacific High Dividend Equity Income Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices)          (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28
Date of reporting period:	November 30, 2012

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Asia Pacific High Dividend Equity Income Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Asia Pacific High Dividend Equity Income Fund	as of November 30, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.0%
		Australia: 21.9%
365,286		Amcor Ltd.	$3,013,250	1.6
76,041		Australia & New Zealand Banking Group Ltd.	1,935,188	1.0
135,466		BHP Billiton Ltd.	4,878,456	2.5
407,303		Insurance Australia Group	1,969,741	1.0
812,213		Metcash Ltd.	2,907,963	1.5
63,423		Rio Tinto Ltd.	3,894,391	2.0
169,489		Santos Ltd.	1,973,127	1.0
19,822	@	Shopping Centres Australasia Property Group	29,995	0.0
224,614		Sonic Healthcare Ltd.	3,151,723	1.6
1,760,636	#	Spark Infrastructure Group	3,005,140	1.5
195,802		Suncorp-Metway Ltd.	1,981,842	1.0
428,288		Toll Holdings Ltd.	2,082,435	1.1
274,407		Westfield Group	2,987,286	1.5
221,224		Westpac Banking Corp.	5,892,258	3.0
99,113		Woolworths Ltd.	3,030,090	1.6
			42,732,885	21.9
		China: 23.8%
628,000		BOC Hong Kong Holdings Ltd.	1,927,807	1.0
3,580,000		China Communications Services Corp., Ltd.	2,013,887	1.0
4,049,960		China Construction Bank	3,103,206	1.6
521,000		China Mobile Ltd.	5,947,776	3.1
955,200		China Pacific Insurance Group Co., Ltd.	3,128,963	1.6
3,764,000		China Petroleum & Chemical Corp.	3,986,688	2.0
1,786,000		China Resources Power Holdings Co.	4,004,609	2.1
2,952,000		China Shanshui Cement Group Ltd.	2,014,254	1.0
1,986,000		China Shineway Pharmaceutical Group Ltd.	2,986,474	1.5
1,021,500		CITIC Securities Co. Ltd.	1,921,409	1.0
934,000		CNOOC Ltd.	1,994,727	1.0
1,049,000		Digital China Holdings Ltd.	1,753,655	0.9
2,408,000		Harbin Electric Co. Ltd	1,989,448	1.0
4,622,000		Industrial and Commercial Bank of China Ltd.	3,117,409	1.6
2,198,000		Jiangsu Expressway Co. Ltd.	1,965,455	1.0
3,656,000		Parkson Retail Group Ltd.	2,640,415	1.4
2,550,000		Zhejiang Expressway Co., Ltd.	1,943,155	1.0
			46,439,337	23.8
		Hong Kong: 5.4%
852,000		Chow Sang Sang Holdings International Ltd.	2,072,425	1.0
4,833,000		Comba Telecom Systems Holdings Ltd.	1,739,415	0.9
18,960,000		Emperor Watch & Jewellery Ltd.	2,273,390	1.2
200,600		Hang Seng Bank Ltd.	3,062,733	1.6
258,500		Link Real Estate Investment Trust	1,402,235	0.7
			10,550,198	5.4
		India: 7.4%
702,011		Bharat Heavy Electricals Ltd.	3,023,591	1.5
895,049		NTPC Ltd.	2,674,298	1.4
633,492		Oil & Natural Gas Corp., Ltd.	3,084,348	1.6
330,063		Oriental Bank Of Commerce	2,045,740	1.0
95,681		Punjab National Bank	1,380,134	0.7
304,880		Sun TV Network Ltd.	2,289,651	1.2
			14,497,762	7.4
		Indonesia: 4.1%
762,000		Indo Tambangraya Megah PT	3,115,286	1.6
4,908,500		Indofood Sukses Makmur Tbk PT	2,992,906	1.5
3,950,000		Perusahaan Gas Negara PT	1,862,295	1.0
			7,970,487	4.1
		Malaysia: 4.7%
1,359,200		Berjaya Sports Toto BHD	2,011,213	1.0
1,181,100		CIMB Group Holdings Bhd	2,901,914	1.5
1,811,800		IOI Corp. Bhd	2,955,639	1.5
264,300		Public Bank BHD	1,351,171	0.7
			9,219,937	4.7
		Singapore: 5.5%
1,730,000		CapitaMall Trust	2,935,555	1.5
1,463,000		Singapore Telecommunications Ltd.	3,967,346	2.0
255,000		United Overseas Bank Ltd.	3,909,440	2.0
			10,812,341	5.5
		South Korea: 12.4%
64,390		Hite Jinro Co. Ltd.	1,796,495	0.9
258,690		Hyundai Securities Co.	1,951,432	1.0
76,040		Kangwon Land, Inc.	2,170,854	1.1
91,070		KB Financial Group, Inc.	3,002,937	1.5
25,302		KT&G Corp.	2,002,476	1.1
12,799		Posco	3,821,595	2.0
2,390		Samsung Electronics Co., Ltd.	3,106,694	1.6
22,863		SK Telecom Co., Ltd.	3,165,802	1.6
85,510		Woongjin Coway Co., Ltd.	3,150,805	1.6
			24,169,090	12.4

PORTFOLIO OF INVESTMENTS
ING Asia Pacific High Dividend Equity Income Fund	as of November 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Taiwan: 8.0%
852,000		Cheng Uei Precision Industry Co., Ltd.	$2,010,757	1.0
7,055,000		Chinatrust Financial Holding Co., Ltd.	4,092,159	2.1
81,000		Largan Precision Co. Ltd.	2,215,274	1.1
1,424,000		Powertech Technology, Inc.	2,112,037	1.1
980,000		Synnex Technology International Corp.	1,869,426	1.0
951,052		Taiwan Semiconductor Manufacturing Co., Ltd.	3,231,541	1.7
			15,531,194	8.0
		Thailand: 1.4%
271,700		PTT PCL	2,831,807	1.4
		United Kingdom: 4.4%
544,800	@	HSBC Holdings PLC	5,562,014	2.9
129,458		Standard Chartered PLC	3,019,619	1.5
			8,581,633	4.4
		Total Common Stock
		(Cost $185,030,462)	193,336,671	99.0

RIGHTS: 0.0%
		Thailand: 0.0%
38,608	@	PTT Exploration & Production PCL	21,461	0.0
		Total Rights
		(Cost $—)	21,461	0.0
		Total Investments in Securities (Cost $185,030,462)	$193,358,132	99.0
		Assets in Excess of Other Liabilities	1,993,528	1.0
		Net Assets	$195,351,660	100.0
	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
	@	Non-income producing security
		Cost for federal income tax purposes is $185,041,574.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$12,178,692
		Gross Unrealized Depreciation	(3,862,134)
		Net Unrealized Appreciation	$8,316,558

Sector Diversification	Percentage of Net Assets
Financials	33.0%
Information Technology	9.3
Materials	9.1
Energy	8.6
Consumer Discretionary	8.5
Consumer Staples	8.1
Telecommunication Services	7.7
Utilities	6.0
Industrials	5.6
Health Care	3.1
Assets in Excess of Other Liabilities	1.0
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Asia Pacific High Dividend Equity Income Fund	as of November 30, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of November 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2012
Asset Table
Investments, at fair value
Common Stock
Australia	$29,995	$42,702,890	$—	$42,732,885
China	—	46,439,337	—	46,439,337
Hong Kong	—	10,550,198	—	10,550,198
India	—	14,497,762	—	14,497,762
Indonesia	—	7,970,487	—	7,970,487
Malaysia	1,351,171	7,868,766	—	9,219,937
Singapore	—	10,812,341	—	10,812,341
South Korea	5,153,281	19,015,809	—	24,169,090
Taiwan	—	15,531,194	—	15,531,194
Thailand	—	2,831,807	—	2,831,807
United Kingdom	—	8,581,633	—	8,581,633
Total Common Stock	6,534,447	186,802,224	—	193,336,671
Rights	—	21,461	—	21,461
Total Investments, at fair value	$6,534,447	$186,823,685	$—	$193,358,132
Liabilities Table
Other Financial Instruments+
Written Options	$—	$(1,492,452)	$—	$(1,492,452)
Total Liabilities	$—	$(1,492,452)	$—	$(1,492,452)

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended November 30, 2012.

ING Asia Pacific High Dividend Equity Income Fund Written OTC Options on November 30, 2012:

Number of Contracts	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options on Indices
4,000	Goldman Sachs & Co.	Call on S&P/ASX 200 Index	4,449.236	AUD	12/13/12	$253,381	$(311,295)
4,200	Morgan Stanley	Call on Hang Seng Index	21,380.777	HKD	12/13/12	224,861	(377,807)
42,500,000	Deutsche Bank AG	Call on Korea Stock Exchange KOSPI 200 Index	246.757	KRW	12/13/12	186,448	(329,194)
33,400	Goldman Sachs & Co.	Call on Taiwan Stock Exchange Weighted Index	7,166.678	TWD	12/13/12	128,002	(474,156)
			Total Written OTC Options			$792,692	$(1,492,452)

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Asia Pacific High Dividend Equity Income Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 25, 2013

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	January 25, 2013